Consolidated Statement of Changes in Shareholders' (Deficit)/Equity - USD ($) $ in Thousands	Ordinary Shares [Member]	Ordinary Shares [Member] Sogou 2010 Share Incentive Plan [Member]	Ordinary Shares [Member] Sogou share-based awards [Member]	Ordinary Shares [Member] Soso search-related businesses employees transferred from Tencent [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] IPO [Member]	Ordinary Shares [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Ordinary Shares [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Sogou 2010 Share Incentive Plan [Member]	Additional Paid-in Capital [Member] Sogou share-based awards [Member]	Additional Paid-in Capital [Member] Soso search-related businesses employees transferred from Tencent [Member]	Additional Paid-in Capital [Member] Class A Ordinary Shares [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Additional Paid-in Capital [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Treasury Stock [Member]	Treasury Stock [Member] Sogou 2010 Share Incentive Plan [Member]	Treasury Stock [Member] Sogou share-based awards [Member]	Treasury Stock [Member] Soso search-related businesses employees transferred from Tencent [Member]	Treasury Stock [Member] Class A Ordinary Shares [Member]	Treasury Stock [Member] IPO [Member]	Treasury Stock [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Treasury Stock [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	(Accumulated Deficit)/Retained Earnings [Member]	(Accumulated Deficit)/Retained Earnings [Member] Sogou 2010 Share Incentive Plan [Member]	(Accumulated Deficit)/Retained Earnings [Member] Sogou share-based awards [Member]	(Accumulated Deficit)/Retained Earnings [Member] Soso search-related businesses employees transferred from Tencent [Member]	(Accumulated Deficit)/Retained Earnings [Member] Class A Ordinary Shares [Member]	(Accumulated Deficit)/Retained Earnings [Member] IPO [Member]	(Accumulated Deficit)/Retained Earnings [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	(Accumulated Deficit)/Retained Earnings [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Sogou 2010 Share Incentive Plan [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Sogou share-based awards [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Soso search-related businesses employees transferred from Tencent [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Class A Ordinary Shares [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] IPO [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Pre-IPO [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Total	Sogou 2010 Share Incentive Plan [Member]	Sogou share-based awards [Member]	Soso search-related businesses employees transferred from Tencent [Member]	Class A Ordinary Shares [Member]	IPO [Member]	Pre-IPO [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Pre-IPO [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Beginning balance, number of shares at Dec. 31, 2016	236,594,916
Beginning balance, amount at Dec. 31, 2016	$ 241								$ 22,330								$ (27,869)								$ (55,022)								$ (17,822)								$ (78,142)
Share issuance upon initial public offering ("IPO"), net of issuance costs of US$36,239, number of shares						50,643,856
Share issuance upon initial public offering ("IPO"), net of issuance costs of US$36,239, amount						$ 51								$ 622,080								$ 0								$ 0								$ 0								$ 622,131
Share issuance upon the redesignation of Pre-IPO Preferred Shares into Ordinary Shares, number of shares							32,000,000	65,431,579
Share issuance upon the redesignation of Pre-IPO Preferred Shares into Ordinary Shares, amount							$ 32	$ 65							$ 19,968	$ 224,339							$ 0	$ 0							$ 0	$ 0							$ 0	$ 0							$ 20,000	$ 224,404
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, number of shares		2,168,461
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, amount		$ 2								$ 0								$ 0								$ 0								$ 0								$ 2
Contribution from Sohu	0								711								0								0								0								711
Share-based compensation expense			$ 0	$ 0							$ 23,037	$ 682							$ 0	$ 0							$ 0	$ 0							$ 0	$ 0							$ 23,037	$ 682
Net income	0								0								0								82,200								0								82,200
Other comprehensive income/(loss), net of nil tax: foreign currency translation adjustment	$ 0								0								0								0								13,216								13,216
Ending balance, number of shares at Dec. 31, 2017	386,838,812
Ending balance, amount at Dec. 31, 2017	$ 391								913,147								(27,869)								27,178								(4,606)								908,241
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, number of shares		4,514,563
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, amount		$ 5								1,797								0								0								0								1,802
Contribution from Sohu	0								670								0								0								0								670
Share-based compensation expense			0	$ 0							14,116	$ 88							0	$ 0							0	$ 0							0	$ 0							14,116	$ 88
Net income	0								0								0								98,781								0								98,781
Other comprehensive income/(loss), net of nil tax: foreign currency translation adjustment	0								0								0								0								(17,193)								(17,193)
Others	$ 1								0								(1)								0								0								0
Ending balance, number of shares at Dec. 31, 2018	391,353,375																																												112,595,500
Ending balance, amount at Dec. 31, 2018	$ 397								929,818								(27,870)								125,959								(21,799)								1,006,505
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, number of shares		548,383
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, amount		$ 1								$ 0								$ 0								$ 0								$ 0								$ 1
Share-based compensation expense			$ 0								$ 15,901								$ 0								$ 0								$ 0								$ 15,901
Repurchase of Class A Ordinary Shares, represented by ADSs, number of shares					(8,690,618)
Repurchase of Class A Ordinary Shares, represented by ADSs, amount					$ 0								$ 0								$ (42,016)								$ 0								$ 0								$ (42,016)
Net income	0								0								0								89,105								0								89,105
Other comprehensive income/(loss), net of nil tax: foreign currency translation adjustment	$ 0								0								0								0								(5,993)								(5,993)
Ending balance, number of shares at Dec. 31, 2019	383,211,140																																												104,453,265
Ending balance, amount at Dec. 31, 2019	$ 398								$ 945,719								$ (69,886)								$ 215,064								$ (27,792)								$ 1,063,503